Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Customer	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 151,253	¥ 165,797	¥ 176,100
Number of major customers	2